CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 117,967	$ 76,535	$ 46,684
Cost of revenues	26,233	16,624	10,379
Gross profit	91,734	59,911	36,305
Operating expenses:
Selling and marketing	62,050	20,281	19,375
Research and development	40,310	23,699	12,937
General and administrative	17,215	7,511	6,510
Impairment of intangible assets	2,351	739	211
Total operating expenses	121,926	52,230	39,033
Gain (loss) from operations	(30,192)	7,681	(2,728)
Other income	2,340
Change in fair value of warrants		(74,364)	(68,184)
Exchange gain on dual currency deposit and offshore bank accounts	7,753	3,781	1,673
Interest income	9,619	335	288
Realized gain on available-for-sale investments	50,911		755
Gain on disposal of cost method investment		40
Impairment of cost method investment	(79)
Income (loss) before provision for income tax and earnings (loss) in equity method investment, net of income taxes	40,352	(62,527)	(68,196)
Income tax benefit (expenses)	(668)	1,332	31
Income (loss) before loss in equity method investment, net of income taxes	39,684	(61,195)	(68,165)
Earnings (loss) in equity method investment, net of income taxes	1,320		(102)
Income (loss) from continuing operations	41,004	(61,195)	(68,267)
Discontinued operations:
Loss from operation of discontinued operations, net of tax		(4,301)	(2,481)
Gain on disposal of discontinued operations, net of tax		1,341	633
Loss on discontinued operations, net of tax		(2,960)	(1,848)
Net income (loss)	41,004	(64,155)	(70,115)
Add: Net loss attributable to the noncontrolling interest, net of tax $nil	252
Net income (loss) attributable to Renren Inc.	$ 41,256	$ (64,155)	$ (70,115)
Net income (loss) from continuing operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ 0.05	$ (0.30)	$ (0.34)
Diluted (in dollars per share)	$ 0.05	$ (0.30)	$ (0.34)
Net income (loss) from discontinued operations attributable to Renren Inc. shareholders
Basic (in dollars per share)		$ (0.01)	$ (0.01)
Diluted (in dollars per share)		$ (0.01)	$ (0.01)
Net loss attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ 0.05	$ (0.31)	$ (0.35)
Diluted (in dollars per share)	$ 0.05	$ (0.31)	$ (0.35)
Weighted average number of shares used in calculating net income (loss) per share
Basic (in shares)	850,670,583	244,613,530	250,730,367
Diluted (in shares)	901,340,381	244,613,530	250,730,367